Business Acquisitions - Additional Information (Details)				1 Months Ended
	Mar. 06, 2020 USD ($) ft² shares	Apr. 02, 2019 $ / shares shares	Mar. 04, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Jun. 30, 2019 USD ($)
Business Aquisitions (Textual)
Principal amount					$ 83,309
Fast Plastics Parts, LLC And Spring Creek Manufacturing, Inc [Member]
Business Aquisitions (Textual)
Purchase price of consideration	$ 829,347
Short term debt incurred to the sellers	575,574
Cash paid for acquisition	$ 253,773
Number of square feet occupied for manufacturing facility | ft²	23,300
Principal amount	$ 500,000
Original issue discount of promissory note	$ 50,000
Maturity date	Dec. 05, 2020
Number of shares of common stock issued for promissory note | shares	446,000
Acquisition related costs	$ 25,714
Spring Creek Manufacturing, Inc [Member]
Business Aquisitions (Textual)
Common stock percentage	100.00%
Indura Power [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares				800,000
Acquire per share | $ / shares				$ 8.81
VEO [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares				1,500,000
Acquire per share | $ / shares				$ 8.81
Silver Bullet Technology, Inc. [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares			300,000
Acquire per share | $ / shares			$ 8.81
DragonWave-X LLC and Lextrum, Inc. [Member]
Business Aquisitions (Textual)
Acquired shares | shares		13,237,149
Acquire per share | $ / shares		$ 4.40